CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
Accounts receivable, net of allowances	¥ 4,916	$ 674	¥ 5,331
Short-term bank borrowings	3,000	411
Accounts payable	32,691	4,479	21,073
Deferred revenue and customer deposits	87,070	11,929	82,799
Current Operating lease liabilities	4,461	611	4,007
Accrued liabilities and other current liabilities	74,370	10,189	74,682
Non-current operating lease liabilities	13,376	1,833	629
Deferred tax liabilities	3,059	419	3,994
Other non-current liabilities	¥ 567	$ 78	¥ 563
Class A Common Shares
Common shares, par value per share | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized	4,920,000,000	4,920,000,000	4,920,000,000
Common shares, shares issued	63,041,500	63,041,500	61,831,753
Common shares, shares outstanding	63,041,500	63,041,500	61,831,753
Treasury stock, common, shares	442,915	442,915	1,429,341
Class B Common Shares
Common shares, par value per share | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000	30,000,000
Common shares, shares issued	17,000,189	17,000,189	17,000,189
Common shares, shares outstanding	17,000,189	17,000,189	17,000,189
VIE
Short-term bank borrowings	¥ 3,000	$ 411	¥ 0
Accounts payable	26,479	3,628	16,644
Deferred revenue and customer deposits	129,918	17,799	125,767
Current Operating lease liabilities	2,750	377	4,007
Accrued liabilities and other current liabilities	68,349	9,363	64,967
Deferred revenue	3,059	419	3,994
Non-current operating lease liabilities	6,437	882	629
Deferred tax liabilities	3,059	419	3,994
Other non-current liabilities	¥ 567	$ 78	¥ 563